19. RELATED-PARTY BALANCES AND TRANSACTIONS (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Current assets	R$ 238,144	R$ 162,987
Noncurrent assets	1,025,339	696,745
Total assets	1,263,483	859,732
Current liabilities	171,300	138,071
Noncurrent liabilities	104,611	41,937
Total liabilities	275,911	R$ 180,008
Other Related Parties
Disclosure of transactions between related parties [line items]
Current assets	147,453
Noncurrent assets	99,894
Total assets	247,347
Current liabilities	16,472
Noncurrent liabilities	7,982
Total liabilities	24,454
CBS Previdencia | Other Related Parties
Disclosure of transactions between related parties [line items]
Noncurrent assets	99,894
Total assets	99,894
Noncurrent liabilities	7,982
Total liabilities	7,982
Banco Fibra | Other Related Parties
Disclosure of transactions between related parties [line items]
Current assets	92,334
Total assets	92,334
Panatlantica | Other Related Parties
Disclosure of transactions between related parties [line items]
Current assets	53,027
Total assets	53,027
Current liabilities	15,643
Total liabilities	15,643
Other | Other Related Parties
Disclosure of transactions between related parties [line items]
Current assets	2,092
Total assets	2,092
Current liabilities	829
Total liabilities	829
Arvedi Metalfer do Brasil S.A. | Associates
Disclosure of transactions between related parties [line items]
Current assets	42,834
Total assets	42,834
Joint Venture/Joint Operation
Disclosure of transactions between related parties [line items]
Current assets	47,857
Noncurrent assets	925,445
Total assets	973,302
Current liabilities	154,828
Noncurrent liabilities	96,629
Total liabilities	251,457
Joint Venture/Joint Operation | Ita Energetica S.A.
Disclosure of transactions between related parties [line items]
Current liabilities	2,550
Total liabilities	2,550
Joint Venture/Joint Operation | MRS Logistica S.A.
Disclosure of transactions between related parties [line items]
Current assets	46,243
Total assets	46,243
Current liabilities	101,264
Noncurrent liabilities	96,629
Total liabilities	197,893
Joint Venture/Joint Operation | CBSI
Disclosure of transactions between related parties [line items]
Current assets	3
Total assets	3
Current liabilities	37,362
Total liabilities	37,362
Joint Venture/Joint Operation | Transnordestina Logistica S.A.
Disclosure of transactions between related parties [line items]
Current assets	1,611
Noncurrent assets	925,445
Total assets	927,056
Current liabilities	13,652
Total liabilities	R$ 13,652